Taxes and Payroll Charges Payable	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Taxes and Payroll Charges Payable
22.	TAXES AND PAYROLL CHARGES PAYABLE

			12.31.2024	12.31.2023
INSS (social security contribution)	(i	)	22.9	32.8
IRRF (withholding tax)			11.9	13.8
Value added tax (“VAT”)			9.0	0.3
PIS and COFINS			0.9	0.7
IPI (manufacturing tax)			0.9	1.3
Taxes refinancing program			0.1	0.3
Service tax (“ISS”)			1.5	1.7
FGTS (government employee severance indemnity fund)			4.6	4.6
Social Security			0.6	1.2
Others			2.6	4.2

			55.0	60.9

Current			45.8	42.6
Non-current			9.2	18.3

(i)
The Company filed judicial and administrative claims questioning certain social contribution issues including levy of social contribution on 1/3 of vacation and other compensation payments, and the right not to pay social security contributions according to the system established by Law 12.546/2011 in the year of 2018 for one of its subsidiaries. The amount involved and respectively provisioned is US$ 7.2 (2023: US$ 18.2). The reduction noted in 2024 is mainly due to the payment of certain
periods related to the levy of Social Security Contributions on 1/3 of vacation.